Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Firsthand Funds
Entity Central Index Key	0000917124
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032051
Shareholder Report [Line Items]
Fund Name	Firsthand Technology Opportunities Fund
Class Name	Firsthand Technology Opportunities Fund
Trading Symbol	TEFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$165	1.85%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the year ended December 31, 2024, shares of Firsthand Technology Opportunities Fund returned -21.81%. The Fund compares its performance to the Nasdaq Composite Index, which returned 29.57% during the year. The broad market S&P 500 Index returned 25.02% for the period.

What factors affected the Fund's performance?

Stock selection within the technology sector was the primary factor impacting fund performance in 2024. The Fund's underweighting of "Magnificent Seven" stocks was a significant drag on performance relative to the benchmarks. Top contributors within the portfolio included Palantir, Netflix, DocuSign, Kratos Defense & Security Solutions, and monday.com. Bottom contributors within the portfolio included Wolfspeed, Revasum, Chegg, Roku, and Aspen Aerogels.

Line Graph [Table Text Block]
	Firsthand Technology Opportunities Fund	NASDAQ Composite Index	S&P 500 Index
12/14	10,000	10,000	10,000
12/15	10,428	10,696	10,138
12/16	11,054	11,645	11,351
12/17	17,183	15,096	13,829
12/18	17,923	14,667	13,223
12/19	23,033	20,049	17,386
12/20	45,266	29,055	20,585
12/21	37,711	35,499	26,494
12/22	15,120	23,949	21,696
12/23	16,754	34,640	27,399
12/24	13,066	44,884	34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Firsthand Technology Opportunities Fund	-21.81%	-10.72%	2.71%
NASDAQ Composite Index	29.57%	17.49%	16.20%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 41,626,436
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 694,128
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,626,436 # of Portfolio Holdings34 Portfolio Turnover Rate14% Investment Advisory Fees Paid$694,128
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	2.0
Other Industries	1.9
Semiconductor Equipment	1.4
Materials	2.0
Networking	2.1
Semiconductors	2.7
Renewable Energy	2.8
Transportation	3.6
Defense & Aerospace	5.6
Internet	12.8
Consumer Electronics	13.4
Software	49.7

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Palantir Technologies, Inc.,	13.6%
Roku, Inc.	13.4%
Netflix, Inc.	10.7%
DocuSign, Inc.	6.5%
Kratos Defense & Security Solutions, Inc.	4.4%
Palo Alto Networks, Inc.	4.4%
Workday, Inc.,	4.3%
Zscaler, Inc.	4.3%
PagerDuty, Inc.	3.9%
Domo, Inc.,	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2024.
C000052080
Shareholder Report [Line Items]
Fund Name	Firsthand Alternative Energy Fund
Class Name	Firsthand Alternative Energy Fund
Trading Symbol	ALTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$191	1.98%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the year ended December 31, 2024, shares of Firsthand Alternative Energy Fund returned -6.80%. The Fund compares its performance to the Wilderhill Clean Energy Index, which returned -31.72% during 2024. The broad market S&P 500 Index returned 25.02% for the period.

What factors affected the Fund's performance?

Stock selection within the alternative energy sector was the primary factor impacting fund performance in 2024, and enabled the Fund to outperform its primary benchmark, despite underperforming the broad market. Top contributors within the portfolio included Tesla, Quanta Services, Corning, Itron, and Kratos Defense & Security Solutions. Bottom contributors within the portfolio included Wolfspeed, Vestas Wind Systems, Axcelis, SolarEdge, and ON Semiconductor.

Line Graph [Table Text Block]
	Firsthand Alternative Energy Fund	WilderHill Clean Energy Index	S&P 500 Index
12/14	10,000	10,000	10,000
12/15	9,025	8,975	10,138
12/16	8,189	7,002	11,351
12/17	10,428	9,755	13,829
12/18	8,492	8,332	13,223
12/19	11,939	13,275	17,386
12/20	21,952	40,327	20,585
12/21	20,834	28,144	26,494
12/22	17,031	15,166	21,696
12/23	16,637	11,763	27,399
12/24	15,506	8,031	34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Firsthand Alternative Energy Fund	-6.80%	5.37%	4.48%
WilderHill Clean Energy Index	-31.72%	-9.56%	-2.17%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 8,927,946
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 157,484
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,927,946 # of Portfolio Holdings35 Portfolio Turnover Rate4% Investment Advisory Fees Paid$157,484
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	4.0
Other Industries	9.3
Advanced Materials	3.4
Materials	4.6
Other Electronics	5.6
Energy Efficiency	5.8
Defense & Aerospace	5.9
Electrical Equipment	6.7
Semiconductors	10.3
Engineering Service	11.0
Automotive	13.6
Renewable Energy	19.8

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Tesla, Inc.	13.6%
Quanta Services, Inc.	11.0%
First Solar, Inc.	7.9%
ON Semiconductor Corp.	7.1%
Kratos Defense & Security Solutions, Inc.	5.9%
Aspen Aerogels, Inc.	4.7%
Itron, Inc.	4.3%
Iberdrola S.A.	4.3%
ABB, Ltd. - SP	4.2%
Enovix Corp.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2024.